SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details) - Office Equipment	12 Months Ended
Oct. 31, 2022
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years